Wells, Pipelines, Properties, Plant and Equipment, Net - Assumptions to Determine Net Present Value of Reserves Long Lived Assets (Detail) - Pemex industrial transformation [member]		6 Months Ended		12 Months Ended
		Jun. 30, 2022 MXN ($) Exchange_Rate Agreement	Jun. 30, 2021 MXN ($) Agreement Exchange_Rate	Dec. 31, 2021 Exchange_Rate	Dec. 31, 2020 Exchange_Rate	Jun. 30, 2022 USD ($) Exchange_Rate	Jun. 30, 2021 USD ($) Exchange_Rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate		7.41%	5.68%
Average crude oil price | $		$ 60,990	$ 54,560
Average gas price | $		$ 5,090.00	$ 4,690
Rate of U.S. dollar		19.9847	19.8027	20.5835	19.9487
Average condensates price | $		$ 68,270	$ 63,770
Gas [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Useful lives of the cash generating units		7 years	7 years
Useful lives of the cash generating units	[1]	2021-2027
Discount rate		10.62%	10.00%
Rate of U.S. dollar		19.9847	19.8027
Petrochemicals [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Useful lives of the cash generating units		5 years	6 years
Useful lives of the cash generating units	[1]	2021-2026
Discount rate		8.82%	8.18%
Rate of U.S. dollar		19.9847	19.8027
Refining [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Processed volume		889	921			889	921
Useful lives of the cash generating units		12 years	11 years
Useful lives of the cash generating units	[1]	2021-2032
Discount rate		10.59%	8.95%
Average crude oil price | $						$ 100.15	$ 56.61
Rate of U.S. dollar		19.9847	19.8027
Ethylene [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Useful lives of the cash generating units	[2]	5 years	5 years
Useful lives of the cash generating units	[1],[2]	2021-2025
Discount rate	[2]	8.82%	8.18%
Rate of U.S. dollar | Agreement	[2]	19.9847	19.8027
Fertilizers [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Useful lives of the cash generating units		5 years
Useful lives of the cash generating units	[1]	2022-2026
Discount rate		10.49%
Rate of U.S. dollar | Agreement		19.9847

[1]	The first 5 years are projected and stabilize at year 6.
[2]	This entity was merged into Pemex Industrial Transformation on July 1, 2019.